Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2011
Registrant Name	dei_EntityRegistrantName	THOMPSON PLUMB FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000795264
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 29, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 31, 2012
Thompson Plumb Growth Fund (Prospectus Summary) | Thompson Plumb Growth Fund | Thompson Plumb Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	THPGX
Thompson Plumb MidCap Fund (Prospectus Summary) | Thompson Plumb MidCap Fund | Thompson Plumb MidCap Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	THPMX
Thompson Plumb Bond Fund (Prospectus Summary) | Thompson Plumb Bond Fund | Thompson Plumb Bond Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	THOPX